Earnings Per Share - Disclosure of Calculations of Basic Earnings Per Share (Detail) - TRY (₺) ₺ / shares in Units, ₺ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Profit attributable to owners of the Company	₺ 1,979,129	₺ 1,492,088	₺ 2,067,654
Weighted average number of shares	2,193,184,437	2,193,184,437	2,200,000,000
Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	₺ 0.90	₺ 0.68	₺ 0.94
Profit from continuing operations attributable to owners of the Company	₺ 1,979,129	₺ 1,534,252	₺ 1,700,318
Weighted average number of shares	2,193,184,437	2,193,184,437	2,200,000,000
Basic and diluted earnings per share for profit from continuing operations attributable to owners of the Company	₺ 0.90	₺ 0.70	₺ 0.77